FOR USE BY BANKS ONLY
                                                                 April 9, 1997
                      DREYFUS LIFETIME PORTFOLIOS, INC.
                          Supplement to Prospectus
                           Dated January 1, 1997
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 DRPs040997BNK